Shareholder Report, Line Graph (Details) DFHN_DFA Global Core Plus Real Return Portfolio_Institutional_TSR Annual {Institutional} - USD ($)						12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Apr. 26, 2021	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name						DFA Global Core Plus Real Return Portfolio – Institutional
Accumulated Value	$ 10,509	$ 9,384	$ 9,099	$ 10,478	$ 10,000	$ 11,287
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Global Aggregate Bond Index (hedged to USD)
Accumulated Value	$ 9,855	$ 8,966	$ 8,814	$ 10,031	$ 10,000	$ 10,377